Debt securities - Debt securities by type of exposure (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated impairment
Disclosure of financial assets [line Items]
Financial assets	€ (6,117)	€ (5,839)
Debt securities
Disclosure of financial assets [line Items]
Financial assets	107,048	98,864
Debt securities | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	97,128	91,991
Debt securities | Accumulated impairment
Disclosure of financial assets [line Items]
Financial assets	(32)	(34)
Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	47,611	45,400
Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	3,303	2,489
Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	29,336	27,580
Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	9,951	9,315
Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	1,043	1,035
Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	1,764	2,314
Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	4,120	3,860
Debt securities | Debt securities portfolio
Disclosure of financial assets [line Items]
Financial assets	97,097	91,957
Debt Securities at FVPL1 | Debt securities
Disclosure of financial assets [line Items]
Financial assets	14,864	12,270
Debt Securities at FVPL1 | Debt securities | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	4,913	5,363
Debt Securities at FVPL1 | Debt securities | Accumulated impairment
Disclosure of financial assets [line Items]
Financial assets
Debt Securities at FVPL1 | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	291	362
Debt Securities at FVPL1 | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	434	446
Debt Securities at FVPL1 | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	1,301	1,354
Debt Securities at FVPL1 | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	47
Debt Securities at FVPL1 | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	828	799
Debt Securities at FVPL1 | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	1,222	1,645
Debt Securities at FVPL1 | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	790	758
Debt Securities at FVPL1 | Debt securities | Debt securities portfolio
Disclosure of financial assets [line Items]
Financial assets	4,913	5,363
Debt Securities at FVOCI
Disclosure of financial assets [line Items]
Financial assets	46,343	41,116	€ 31,625
Debt Securities at FVOCI | Debt securities
Disclosure of financial assets [line Items]
Financial assets	42,647	38,281
Debt Securities at FVOCI | Debt securities | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	42,656	38,293
Debt Securities at FVOCI | Debt securities | Accumulated impairment
Disclosure of financial assets [line Items]
Financial assets	(9)	(13)
Debt Securities at FVOCI | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	23,708	20,988
Debt Securities at FVOCI | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets
Debt Securities at FVOCI | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	12,976	11,587
Debt Securities at FVOCI | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	4,446	4,084
Debt Securities at FVOCI | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	106	127
Debt Securities at FVOCI | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	463	483
Debt Securities at FVOCI | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	956	1,025
Debt Securities at FVOCI | Debt securities | Debt securities portfolio
Disclosure of financial assets [line Items]
Financial assets	42,647	38,281
Debt Securities at AC | Debt securities
Disclosure of financial assets [line Items]
Financial assets	49,537	48,313
Debt Securities at AC | Debt securities | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	49,559	48,335
Debt Securities at AC | Debt securities | Accumulated impairment
Disclosure of financial assets [line Items]
Financial assets	(23)	(22)
Debt Securities at AC | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	23,613	24,050
Debt Securities at AC | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	2,869	2,043
Debt Securities at AC | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	15,058	14,639
Debt Securities at AC | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	5,458	5,231
Debt Securities at AC | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	108	109
Debt Securities at AC | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	79	186
Debt Securities at AC | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line Items]
Financial assets	2,374	2,077
Debt Securities at AC | Debt securities | Debt securities portfolio
Disclosure of financial assets [line Items]
Financial assets	€ 49,537	€ 48,313